The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

August 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 66

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Equity Funds Prospectus; (ii) Equity Index Funds Prospectus; (iii) Developed International Small Cap Index Fund Prospectus; (iv) Fixed Income Funds Prospectus; (v) Tax-Exempt Fixed Income Funds Prospectus; (vi) Money Market Funds Prospectus; (vii) Equity Index Funds Statement of Additional Information; and (viii) Developed International Small Cap Index Fund Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 66 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 66 to the Trust’s registration statement was filed with the Commission via EDGAR on July 28, 2009 (Accession No. 0001193125-09-156982) with an effective date of July 31, 2009.

Please do not hesitate to contact the undersigned at (312) 557-8746 if you have any questions.

Very truly yours,

/s/ Shanna Palmersheim
Shanna Palmersheim Assistant Secretary

cc:	Craig Carberry, Esq.

Diana McCarthy, Esq.

Owen Meacham, Esq.